Leases (Q2) (Notes)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Leases [Abstract]
Lessor - Operating Lease, Payments to be Received, Maturity
Approximate future fixed contractual lease payments to be received under non-cancelable operating leases in effect as of June 30, 2019, assuming no new or renegotiated leases or option extensions on lease agreements, are as follows (in thousands):

Year	Amount
Remaining 2019	$191,571
2020	360,997
2021	316,521
2022	274,713
2023	223,940
2024 and thereafter	636,772
Total	$2,004,514

Schedule of Capital Leased Assets
Lease assets, grouped by balance sheet line where they are recorded, consisted of the following as of June 30, 2019 (in thousands):

June 30, 2019
Assets
Investment in Real Estate:
ROU asset - operating leases	$4,707
Less: accumulated amortization	(217)
Total in Investment in Real Estate	4,490
Other Assets:
ROU asset - operating leases	2,540
ROU asset - finance leases	705
Less: accumulated amortization	(595)
Total in Other Assets	2,650
Total ROU lease assets(1)	$7,140

Liabilities
Accounts Payable and Other Liabilities:
Operating lease liability	$6,790
Debt Obligations, Net:
Finance lease liability	581
Total lease liabilities(1)	$7,371

(1)
As of June 30, 2019, the weighted average remaining lease term was approximately 2.4 years for finance leases and 18.3 years for operating leases. The weighted average discount rate was 3.54% for finance leases and 4.07% for operating leases.

Schedule of Right-of-Use Lease Cost and Amortization
Below are the amounts recorded in our consolidated statements of operations related to our ROU assets and lease liabilities by lease type (in thousands):

	Three Months Ended	Six Months Ended
	June 30, 2019	June 30, 2019
Statements of operations information:
Finance lease cost:
Amortization of ROU assets	$64	$128
Interest on lease liabilities	4	9
Operating lease costs	449	797
Short term lease expense	376	767

Schedule of Cash Flow, Leases
Below are the amounts recorded in our consolidated statements of cash flows related to our leases by type (in thousands):

Six Months Ended
June 30, 2019
Statements of cash flows information:
Operating cash flows used for operating leases	$(620)
Financing cash flows used for finance leases	(122)
ROU assets obtained in exchange for new lease liabilities	1,444

Lessee, Finance Lease, Liability, Maturity
Future undiscounted payments for fixed lease charges by lease type as of June 30, 2019, are as follows (in thousands):

	Undiscounted
	Operating	Finance
Remaining 2019	$745	$148
2020	1,174	295
2021	723	98
2022	684	26
2023	529	20
Thereafter	6,419	15
Total undiscounted cash flows from leases	10,274	602
Total lease liabilities recorded at present value	6,790	581
Difference between undiscounted cash flows and present value of lease liabilities	$3,484	$21

Lessee, Operating Lease Liability, Maturity
Future undiscounted payments for fixed lease charges by lease type as of June 30, 2019, are as follows (in thousands):

	Undiscounted
	Operating	Finance
Remaining 2019	$745	$148
2020	1,174	295
2021	723	98
2022	684	26
2023	529	20
Thereafter	6,419	15
Total undiscounted cash flows from leases	10,274	602
Total lease liabilities recorded at present value	6,790	581
Difference between undiscounted cash flows and present value of lease liabilities	$3,484	$21

Leases of Lessor Disclosure

3. LEASES
Standard Adoption—Effective January 1, 2019, we adopted ASU 2016-02, Leases. This standard was adopted in conjunction with the related updates, ASU 2018-01, Leases (Topic 842): Land Easement Practical Expedient for Transition to Topic 842; ASU 2018-10, Codification Improvements to Topic 842, Leases; ASU 2018-11, Leases (Topic 842): Targeted Improvements; and ASU 2018-20, Leases (Topic 842): Narrow-Scope Improvements for Lessors, collectively “ASC 842,” using a modified-retrospective approach, as required. Consequently, financial information will not be updated and the disclosures required under the new standard will not be provided for dates and periods before January 1, 2019.
The adoption of ASC 842 resulted in a $0.5 million adjustment to the current year’s opening balance in Accumulated Deficit on the consolidated balance sheets as a result of recognizing ROU assets and lease liabilities as well as adjustments to our collectability reserve. Beginning in January 1, 2019, due to the new standard’s narrowed definition of initial direct costs, we now expense significant lease origination costs as incurred, which were previously capitalized as initial direct costs and amortized to expense over the lease term. We capitalized $6.2 million of internal costs for the year ended December 31, 2018, some of which we will continue to capitalize in accordance with the standard. During the six months ended June 30, 2019, the amounts capitalized were $1.9 million, compared to $2.9 million during the six months ended June 30, 2018. Amounts that were capitalized prior to the adoption of ASC 842 will continue to be amortized over their remaining lives.
Additionally, ASC 842 requires that lessors exclude from variable payments all costs paid by a lessee directly to a third party. For the year ended December 31, 2018, $8.0 million in real estate tax payments made by tenants directly to third parties was recorded by us as both Tenant Recovery Income and Real Estate Taxes. This amount was approximately $1.3 million and $2.7 million for the three and six months ended June 30, 2018, respectively. Beginning January 1, 2019, such amounts are no longer recognized by us. As the recorded expense was completely offset by the tenant recovery income recorded, this has no net impact to earnings.
Beginning January 1, 2019, operating lease receivables are accounted for under ASC 842, which requires us to recognize changes in the collectability assessment for an operating lease as an adjustment to lease income. For the year ended December 31, 2018, $2.9 million of expense was recorded as Property Operating on our consolidated statements of operations, which would have been recorded as a reduction to Rental Income under the new standard. For the three and six months ended June 30, 2019, the total amount recorded as a reduction to Rental Income as a result of collectability reserves was $0.1 million and $0.7 million, respectively.
Lessor—The majority of our leases are largely similar in that the leased asset is retail space within our properties, and the lease agreements generally contain similar provisions and features, without substantial variations. All of our leases are currently classified as operating leases.
Approximate future fixed contractual lease payments to be received under non-cancelable operating leases in effect as of June 30, 2019, assuming no new or renegotiated leases or option extensions on lease agreements, are as follows (in thousands):

Year	Amount
Remaining 2019	$191,571
2020	360,997
2021	316,521
2022	274,713
2023	223,940
2024 and thereafter	636,772
Total	$2,004,514

No single tenant comprised 10% or more of our aggregate annualized base rent (“ABR”) as of June 30, 2019. As of June 30, 2019, our real estate investments in Florida and California represented 12.3% and 10.0% of our ABR, respectively. As a result, the geographic concentration of our portfolio makes it particularly susceptible to adverse economic or weather developments in the Florida and California real estate markets.
Lessee—As a lessee, we recognized additional operating lease liabilities of $6.2 million with corresponding ROU assets of $6.0 million, and the difference between them was recorded as an adjustment to Accumulated Deficit on the consolidated balance sheets. On adoption of ASC 842, these asset and liability amounts represented the present value of the remaining fixed minimum rental payments under current leasing standards for existing leases, adjusted as appropriate for amounts written off in transition to the new guidance. The initial measurement of a ROU asset may differ from the initial measurement of the corresponding lease liability due to initial direct costs, prepaid lease payments, and lease incentives.
Lease assets, grouped by balance sheet line where they are recorded, consisted of the following as of June 30, 2019 (in thousands):

June 30, 2019
Assets
Investment in Real Estate:
ROU asset - operating leases	$4,707
Less: accumulated amortization	(217)
Total in Investment in Real Estate	4,490
Other Assets:
ROU asset - operating leases	2,540
ROU asset - finance leases	705
Less: accumulated amortization	(595)
Total in Other Assets	2,650
Total ROU lease assets(1)	$7,140

Liabilities
Accounts Payable and Other Liabilities:
Operating lease liability	$6,790
Debt Obligations, Net:
Finance lease liability	581
Total lease liabilities(1)	$7,371

(1)
As of June 30, 2019, the weighted average remaining lease term was approximately 2.4 years for finance leases and 18.3 years for operating leases. The weighted average discount rate was 3.54% for finance leases and 4.07% for operating leases.

Below are the amounts recorded in our consolidated statements of operations related to our ROU assets and lease liabilities by lease type (in thousands):

	Three Months Ended	Six Months Ended
	June 30, 2019	June 30, 2019
Statements of operations information:
Finance lease cost:
Amortization of ROU assets	$64	$128
Interest on lease liabilities	4	9
Operating lease costs	449	797
Short term lease expense	376	767

Below are the amounts recorded in our consolidated statements of cash flows related to our leases by type (in thousands):

Six Months Ended
June 30, 2019
Statements of cash flows information:
Operating cash flows used for operating leases	$(620)
Financing cash flows used for finance leases	(122)
ROU assets obtained in exchange for new lease liabilities	1,444

Future undiscounted payments for fixed lease charges by lease type as of June 30, 2019, are as follows (in thousands):

	Undiscounted
	Operating	Finance
Remaining 2019	$745	$148
2020	1,174	295
2021	723	98
2022	684	26
2023	529	20
Thereafter	6,419	15
Total undiscounted cash flows from leases	10,274	602
Total lease liabilities recorded at present value	6,790	581
Difference between undiscounted cash flows and present value of lease liabilities	$3,484	$21

17. OPERATING LEASES
The terms and expirations of our operating leases with our tenants vary. The lease agreements frequently contain options to extend the terms of leases and other terms and conditions as negotiated. We retain substantially all of the risks and benefits of ownership of the real estate assets leased to tenants.
Approximate future rental income to be received under noncancelable operating leases in effect as of December 31, 2018, assuming no new or renegotiated leases or option extensions on lease agreements, is as follows (in thousands):

Year	Amount
2019	$372,632
2020	340,028
2021	292,887
2022	247,915
2023	196,152
2024 and thereafter	555,282
Total	$2,004,896

No single tenant comprised 10% or more of our aggregate annualized base rent (“ABR”) as of December 31, 2018. As of December 31, 2018, our real estate investments in Florida and California represented 12.0% and 10.1% of our ABR, respectively. As a result, the geographic concentration of our portfolio makes it particularly susceptible to adverse economic or weather developments in the real estate markets of Florida or California.

Leases of Lessee Disclosure

3. LEASES
Standard Adoption—Effective January 1, 2019, we adopted ASU 2016-02, Leases. This standard was adopted in conjunction with the related updates, ASU 2018-01, Leases (Topic 842): Land Easement Practical Expedient for Transition to Topic 842; ASU 2018-10, Codification Improvements to Topic 842, Leases; ASU 2018-11, Leases (Topic 842): Targeted Improvements; and ASU 2018-20, Leases (Topic 842): Narrow-Scope Improvements for Lessors, collectively “ASC 842,” using a modified-retrospective approach, as required. Consequently, financial information will not be updated and the disclosures required under the new standard will not be provided for dates and periods before January 1, 2019.
The adoption of ASC 842 resulted in a $0.5 million adjustment to the current year’s opening balance in Accumulated Deficit on the consolidated balance sheets as a result of recognizing ROU assets and lease liabilities as well as adjustments to our collectability reserve. Beginning in January 1, 2019, due to the new standard’s narrowed definition of initial direct costs, we now expense significant lease origination costs as incurred, which were previously capitalized as initial direct costs and amortized to expense over the lease term. We capitalized $6.2 million of internal costs for the year ended December 31, 2018, some of which we will continue to capitalize in accordance with the standard. During the six months ended June 30, 2019, the amounts capitalized were $1.9 million, compared to $2.9 million during the six months ended June 30, 2018. Amounts that were capitalized prior to the adoption of ASC 842 will continue to be amortized over their remaining lives.
Additionally, ASC 842 requires that lessors exclude from variable payments all costs paid by a lessee directly to a third party. For the year ended December 31, 2018, $8.0 million in real estate tax payments made by tenants directly to third parties was recorded by us as both Tenant Recovery Income and Real Estate Taxes. This amount was approximately $1.3 million and $2.7 million for the three and six months ended June 30, 2018, respectively. Beginning January 1, 2019, such amounts are no longer recognized by us. As the recorded expense was completely offset by the tenant recovery income recorded, this has no net impact to earnings.
Beginning January 1, 2019, operating lease receivables are accounted for under ASC 842, which requires us to recognize changes in the collectability assessment for an operating lease as an adjustment to lease income. For the year ended December 31, 2018, $2.9 million of expense was recorded as Property Operating on our consolidated statements of operations, which would have been recorded as a reduction to Rental Income under the new standard. For the three and six months ended June 30, 2019, the total amount recorded as a reduction to Rental Income as a result of collectability reserves was $0.1 million and $0.7 million, respectively.
Lessor—The majority of our leases are largely similar in that the leased asset is retail space within our properties, and the lease agreements generally contain similar provisions and features, without substantial variations. All of our leases are currently classified as operating leases.
Approximate future fixed contractual lease payments to be received under non-cancelable operating leases in effect as of June 30, 2019, assuming no new or renegotiated leases or option extensions on lease agreements, are as follows (in thousands):

Year	Amount
Remaining 2019	$191,571
2020	360,997
2021	316,521
2022	274,713
2023	223,940
2024 and thereafter	636,772
Total	$2,004,514

No single tenant comprised 10% or more of our aggregate annualized base rent (“ABR”) as of June 30, 2019. As of June 30, 2019, our real estate investments in Florida and California represented 12.3% and 10.0% of our ABR, respectively. As a result, the geographic concentration of our portfolio makes it particularly susceptible to adverse economic or weather developments in the Florida and California real estate markets.
Lessee—As a lessee, we recognized additional operating lease liabilities of $6.2 million with corresponding ROU assets of $6.0 million, and the difference between them was recorded as an adjustment to Accumulated Deficit on the consolidated balance sheets. On adoption of ASC 842, these asset and liability amounts represented the present value of the remaining fixed minimum rental payments under current leasing standards for existing leases, adjusted as appropriate for amounts written off in transition to the new guidance. The initial measurement of a ROU asset may differ from the initial measurement of the corresponding lease liability due to initial direct costs, prepaid lease payments, and lease incentives.
Lease assets, grouped by balance sheet line where they are recorded, consisted of the following as of June 30, 2019 (in thousands):

June 30, 2019
Assets
Investment in Real Estate:
ROU asset - operating leases	$4,707
Less: accumulated amortization	(217)
Total in Investment in Real Estate	4,490
Other Assets:
ROU asset - operating leases	2,540
ROU asset - finance leases	705
Less: accumulated amortization	(595)
Total in Other Assets	2,650
Total ROU lease assets(1)	$7,140

Liabilities
Accounts Payable and Other Liabilities:
Operating lease liability	$6,790
Debt Obligations, Net:
Finance lease liability	581
Total lease liabilities(1)	$7,371

(1)
As of June 30, 2019, the weighted average remaining lease term was approximately 2.4 years for finance leases and 18.3 years for operating leases. The weighted average discount rate was 3.54% for finance leases and 4.07% for operating leases.

Below are the amounts recorded in our consolidated statements of operations related to our ROU assets and lease liabilities by lease type (in thousands):

	Three Months Ended	Six Months Ended
	June 30, 2019	June 30, 2019
Statements of operations information:
Finance lease cost:
Amortization of ROU assets	$64	$128
Interest on lease liabilities	4	9
Operating lease costs	449	797
Short term lease expense	376	767

Below are the amounts recorded in our consolidated statements of cash flows related to our leases by type (in thousands):

Six Months Ended
June 30, 2019
Statements of cash flows information:
Operating cash flows used for operating leases	$(620)
Financing cash flows used for finance leases	(122)
ROU assets obtained in exchange for new lease liabilities	1,444

Future undiscounted payments for fixed lease charges by lease type as of June 30, 2019, are as follows (in thousands):

	Undiscounted
	Operating	Finance
Remaining 2019	$745	$148
2020	1,174	295
2021	723	98
2022	684	26
2023	529	20
Thereafter	6,419	15
Total undiscounted cash flows from leases	10,274	602
Total lease liabilities recorded at present value	6,790	581
Difference between undiscounted cash flows and present value of lease liabilities	$3,484	$21